Other (Income) Expense	12 Months Ended
Dec. 31, 2018
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Other (Income) Expense
8.	Other (Income) Expense

		Years Ended December 31

(in thousands)	Note	2018	2017

Interest income		$(750)	$(407)

Dividends received from equity investments designated as FVTOCI relating to investments held at the end of the reporting period	16	(78)	(60)

Proceeds relative to the Mercator Minerals bankruptcy		-	(1,022)

Guarantee fees - Primero Revolving Credit Facility		(858)	(2,683)

Fees for contract amendments and reconciliations		(248)	(9,424)

Share of losses of associate	14	432	-

Foreign exchange (gain) loss		(144)	270

Interest and penalties related to CRA Settlement [1]	23	4,317	-

Net gain/(loss) arising on financial assets mandatorily measured at FVTPL

Loss on fair value adjustment of share purchase warrants held	16	124	6

Loss on fair value adjustment of Kutcho Convertible Note	15	2,878	(215)

Other		153	-

Total other (income) expense		$5,826	$(13,535)

1)

Reference to the CRA Settlement refers to the settlement of the 2005 to 2010 tax dispute and the application of the CRA Settlement principles to the 2011 to 2017 taxation years. Refer to the discussion on page 108 for more information.

Proceeds relative to the Mercator Minerals bankruptcy

During the three months ended March 31, 2017, the Company received an additional $1 million settlement related to the bankruptcy of Mercator Minerals Ltd. (“Mercator”) with whom Wheaton had a PMPA relative to Mercator’s Mineral Park mine in the United States (the “Mercator Bankruptcy”). This silver interest was fully written off during the year ended December 31, 2014 and as such further proceeds, if any, will be recognized as a component of net earnings.

Guarantee fees - Primero Revolving Credit Facility

On March 30, 2017, Wheaton provided a guarantee to the lenders under Primero Mining Corp.’s (“Primero”) previously outstanding revolving credit facility for which Primero paid a fee of 5% per annum (the “Guarantee”). The Guarantee was cancelled on May 10, 2018, being the date First Majestic Silver Corp. (“First Majestic”) completed the acquisition of all of the issued and outstanding common shares of Primero.

Fees for contract amendments and reconciliations

During 2017, the Company received various fees and one-time adjustments including the payment of $8 million from Capstone relative to the Minto PMPA Amendment and certain other agreements made between the Company and Capstone.